Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Property, plant and equipment	€ 2,440	€ 1,864
Investments in associates	429
Non-current assets	2,869	1,864
Social security and other taxes	850	1,243
Prepayments and other receivables	1,866	1,544
Cash and cash equivalents	111,950	105,580
Current assets	114,666	108,367
Total assets	117,535	110,231
Shareholders’ equity
Share capital	2,159	1,726
Share premium	287,214	235,744
Reserves	16,702	10,888
Accumulated deficit	(211,746)	(155,443)
Equity attributable to owners of the Company	94,329	92,915
Non-controlling interests	(496)	(230)
Total equity	93,833	92,685
Liabilities
Borrowings	12,709	9,386
Non-current liabilities	12,709	9,386
Borrowings	343
Lease liabilities	508
Trade payables	445	135
Current income tax liability	64
Social security and other taxes	108
Pension premiums	2	7
Deferred income	711	545
Other current liabilities	8,812	7,473
Current liabilities	10,993	8,160
Total liabilities	23,702	17,546
Total equity and liabilities	€ 117,535	€ 110,231